As filed with the U.S. Securities and Exchange Commission on July 25, 2017

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28

(Check appropriate box or boxes)

Legg Mason ETF Investment Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason ETF Investment Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO: Dianne E. O’Donnell, Esq. Willkie Farr & Gallagher LLP 787 7th Avenue New York, New York 10019

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 24, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

Part A - Prospectus of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF (each, a “Fund” and together, the “Funds”) is incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on May 12, 2017 (Accession No. 0001193125-17-168323) (“Post-Effective Amendment No. 19”) and Part B - Statement of Additional Information of the Funds is incorporated by reference to Post-Effective Amendment No. 19.

PART C

OTHER INFORMATION

Item 28.		Exhibits

(a)	(1)	Certificate of Trust of the Registrant dated June 8, 2015 is incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(2)	Certificate of Amendment to the Certificate of Trust of the Registrant dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 12 filed on February 17, 2017.

	(3)	Declaration of Trust of the Registrant dated June 8, 2015 is incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(4)	Amended and Restated Declaration of Trust of the Registrant dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 12, 2017 (“Post-Effective Amendment No. 16”).

	(5)	Designation of Series of Shares of Beneficial Interests in the Registrant effective as of July 30, 2015 is incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(6)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant effective as of September 4, 2015 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A filed on November 6, 2015 (“Pre-Effective Amendment No. 1”).

	(7)	Amended and Restated Designation of Series dated April 28, 2016 is incorporated herein by reference to Post-Effective Amendment No. 2 filed on May 2, 2016 (“Post-Effective Amendment No. 2”).

	(8)	Amended and Restated Designation of Series dated July 28, 2016 is incorporated herein by reference to Post-Effective Amendment No. 5 filed on August 26, 2016.

	(9)	Amended and Restated Designation of Series dated January 9, 2017 is incorporated herein by reference to Post-Effective Amendment No. 11 filed on January 27, 2017.

	(10)	Amended and Restated Designation of Series dated February 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 12 filed on February 17, 2017.

	(11)	Amended and Restated Designation of Series dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 12, 2017.

	(12)	Amended and Restated Designation of Series dated April 27, 2017 is incorporated herein by reference to Post-Effective Amendment No. 19 filed on May 12, 2017.

(b)	(1)	Bylaws of the Registrant dated June 8, 2015 are incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(2)	Amendment No. 1 to the Bylaws of the Registrant dated November 3, 2015 is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on November 6, 2015.

	(3)	Bylaws of the Registrant dated June 8, 2015, as amended and restated as of February 15, 2017, are incorporated herein by reference to Post-Effective Amendment No. 16.

(c)	See Exhibits (a) and (b)

(d)	(1)	Form of Management Agreement between the Registrant, on behalf of Legg Mason US Diversified Core ETF, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A filed on December 3, 2015 (“Pre-Effective Amendment No. 2”).

(2)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Emerging Markets Diversified Core ETF, and LMPFA is incorporated herein by reference to Pre-Effective Amendment No. 2.

(3)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Developed ex-US Diversified Core ETF, and LMPFA is incorporated herein by reference to Pre-Effective Amendment No. 2.

(4)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Low Volatility High Dividend ETF, and LMPFA is incorporated herein by reference to Pre-Effective Amendment No. 2.

(5)	Form of Subadvisory Agreement between LMPFA and QS Investors, LLC (“QS”)regarding Legg Mason US Diversified Core ETF, is incorporated herein by reference to Pre-Effective Amendment No. 2.

(6)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Emerging Markets Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(7)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Developed ex-US Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(8)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(9)	Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“Western Asset”) regarding Legg Mason US Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(10)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Emerging Markets Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(11)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Developed ex-US Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2 .

(12)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(13)	Form of Management Agreement between the Registrant, on behalf of Legg Mason International Low Volatility High Dividend ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 2.

(14)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 2.

(15)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 2.

(16)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Emerging Markets Low Volatility High Dividend ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7 filed on November 8, 2016 (“Post-Effective Amendment No. 7”).

(17)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

(18)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

(19)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Global Infrastructure ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 9 filed on December 19, 2016 (“Post-Effective Amendment No. 9”).

(20)	Form of Subadvisory Agreement between LMPFA and RARE Infrastructure (North America) Pty Limited (“RARE”) regarding Legg Mason Global Infrastructure ETF is incorporated herein by reference to Post-Effective Amendment No. 9.

(21)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Global Infrastructure ETF is incorporated herein by reference to Post-Effective Amendment No. 9.

(22)	Form of Management Agreement between the Registrant, on behalf of ClearBridge All Cap Growth ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 16.

(23)	Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (“ClearBridge”) regarding ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 16.

(24)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 16.

(25)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Growth ESG ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 20 filed on May 15, 2017 (“Post-Effective Amendment No. 20”).

(26)	Form of Subadvisory Agreement between LMPFA and ClearBridge regarding ClearBridge Large Cap Growth ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 20.

(27)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding ClearBridge Large Cap Growth ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 20.

(28)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Dividend Strategy ESG ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 21 filed on May 15, 2017 (“Post-Effective Amendment No. 21”).

(29)	Form of Subadvisory Agreement between LMPFA and ClearBridge regarding ClearBridge Dividend Strategy ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 21.

(30)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding ClearBridge Dividend Strategy ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 21.

(31)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Small-Cap Quality Value ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 24 filed on June 30, 2017 (“Post-Effective Amendment No. 24”).

(32)	Form of Subadvisory Agreement between LMPFA and Royce & Associates, LP (“Royce”) regarding Legg Mason Small-Cap Quality Value ETF is incorporated herein by reference to Post-Effective Amendment No. 24.

(33)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Small-Cap Quality Value ETF is incorporated herein by reference to Post-Effective Amendment No. 24.

(34)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Capital Preservation Solution ETF, and LMPFA to be filed by amendment.

	(35)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Capital Preservation Solution ETF to be filed by amendment.

	(36)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Capital Preservation Solution ETF to be filed by amendment.

	(37)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Income Solution ETF, and LMPFA to be filed by amendment.

	(38)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Income Solution ETF to be filed by amendment.

	(39)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Income Solution ETF to be filed by amendment.

	(40)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Conservative Growth Solution ETF, and LMPFA to be filed by amendment.

	(41)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Conservative Growth Solution ETF to be filed by amendment.

	(42)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Conservative Growth Solution ETF to be filed by amendment.

	(43)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Moderate Growth Solution ETF, and LMPFA to be filed by amendment.

	(44)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Moderate Growth Solution ETF to be filed by amendment.

	(45)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Moderate Growth Solution ETF to be filed by amendment.

	(46)	Form of Management Agreement between the Registrant, on behalf of Legg Mason High Growth Solution ETF, and LMPFA to be filed by amendment.

	(47)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason High Growth Solution ETF to be filed by amendment.

	(48)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason High Growth Solution ETF to be filed by amendment.

(e)	(1)	Form of Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(3)	Schedule A, amended and restated as of April 28, 2016, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 2.

	(4)	Schedule A, amended and restated as of November 1, 2016, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 7.

	(5)	Schedule A, amended and restated as of February 1, 2017, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 16.

	(6)	Schedule A, amended and restated as of April 27, 2017, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 24.

(f)	Not applicable.

(g)	(1)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249 of Legg Mason Partners Equity Trust as filed with the SEC on November 30, 2012.

	(2)	Form of Letter Agreement amending the Custodian Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(3)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 filed on July 15, 2016.

	(4)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 7.

	(5)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 9.

	(6)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 24.

(h)	(1)	Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249 of Legg Mason Partners Equity Trust as filed with the SEC on November 30, 2012.

	(2)	Form of Letter Agreement, dated November 20, 2015, amending the Fund Accounting Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(3)	Form of Transfer Agency and Service Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(4)	Form of Intellectual Property License Agreement between the Registrant and QS is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(5)	Form of Letter Agreement to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 filed on July 15, 2016.

	(6)	Exhibit A, amended and restated as of April 28, 2016, to the Intellectual Property License Agreement between the Registrant and QS is incorporated herein by reference to Post-Effective Amendment No. 2.

	(8)	Form of Letter Agreement to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 7.

	(9)	Exhibit A to the Intellectual Property License Agreement between the Registrant and QS with respect to Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

	(10)	Form of Intellectual Property License Agreement between the Registrant and RARE is incorporated herein by reference to Post-Effective Amendment No. 9.

	(11)	Form of Letter Agreement to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 24.

	(12)	Form of Intellectual Property License Agreement between the Registrant and Royce is incorporated herein by reference to Post-Effective Amendment No. 24.

(i)	(1)	Opinion of Venable LLP regarding the legality of shares is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(2)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 3 filed on July 15, 2016.

	(3)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7 .

	(4)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Global Infrastructure ETF is incorporated herein by reference to Post-Effective Amendment No. 9.

	(5)	Opinion of Venable LLP regarding the legality of shares with respect to ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 16.

	(6)	Opinion of Venable LLP regarding the legality of shares with respect to ClearBridge Large Cap Growth ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 20.

	(7)	Opinion of Venable LLP regarding the legality of shares with respect to ClearBridge Dividend Strategy ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 21.

	(8)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Small-Cap Quality Value ETF is incorporated herein by reference to Post-Effective Amendment No. 24.

	(9)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm - Not applicable.

(k)	Not applicable.

(l)	Form of Initial Capital Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

(m)	(1)	Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(2)	Appendix A, amended and restated as of April 28, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 2.

	(3)	Appendix A, amended and restated as of November 1, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 7.

	(4)	Appendix A, amended and restated as of February 1, 2017, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 16.

	(5)	Appendix A, amended and restated as of April 27, 2017, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 24.

(n)	Not applicable.

(o)	(1)	Powers of Attorney dated July 30, 2015 are incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(2)	Powers of Attorney dated February 2, 2016 are incorporated herein by reference to Post-Effective Amendment No. 2.

	(3)	Powers of Attorney dated February 1, 2017 are incorporated herein by reference to Post-Effective Amendment No. 12 filed on February 17, 2017.

(p)	(1)	Code of Ethics of the Independent Trustees of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by LMPFA, LMIS, QS, Western Asset and ClearBridge (see exhibits (p)(2), (p)(3),(p)(4) and (p)(6)) and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

	(2)	Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 215 of Legg Mason Partners Equity Trust as filed with the SEC on December 16, 2011.

	(3)	Code of Ethics of QS is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(4)	Code of Ethics of Western Asset is incorporated herein by reference to Post-Effective Amendment No. 298 of Legg Mason Partners Equity Trust as filed with the SEC on February 20, 2014.

	(5)	Code of Ethics of RARE is incorporated herein by reference to Post-Effective Amendment No. 113 of Legg Mason Global Asset Management Trust as filed with the SEC on January 14, 2016.

	(6)	Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 148 of Legg Mason Partners Equity Trust as filed with the SEC on August 26, 2009.

	(7)	Code of Ethics of Royce is incorporated herein by reference to Post-Effective Amendment No. 24.

Item 29.	Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30.	Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held
Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC – Chief Executive Officer; Legg Mason Capital Management, LLC – Chief Executive Officer, President, Chief Operating Officer and Director

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC – General Counsel and Chief Compliance Officer

Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC – Co-Chief Investment Officer

Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC – Chief Financial Officer; Legg Mason Capital Management, LLC - Co-Chief Investment Officer

Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC – Chief Compliance Officer; Legg Mason Capital Management, LLC - Chief Financial Officer

Peter H. Nachtwey	Director	Legg Mason & Co., LLC –Director; The Baltimore Company – Director; Legg Mason International Equities Limited – Director; QS Batterymarch Financial Management, Inc – Director; BMML, Inc. – Director; Brandywine Global Investment Management, LLC – Director; ClearBridge Investments, LLC – Director; ClearBridge Asset Management, Inc. – Director; ClearBridge, LLC – Director; Legg Mason Commercial Real Estate Services, Inc. – Director; QS Legg Mason Global Asset Allocation, LLC –Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Political Action Committee (“PAC”) – Member; Legg Mason International Holdings, LLC – Director; Legg Mason Partners Fund Advisor, LLC – Director; Legg Mason Private Portfolio Group, LLC – Director; Legg Mason Real Estate Securities Advisors, Inc. – Director; Legg Mason Realty Group, Inc. – Director; Legg Mason Realty Partners, Inc. – Director; Legg Mason Tower, Inc. – Director; LM BAM, Inc. – Director; LM Capital Support V, LLC –Director; Legg Mason Towarzystwo Funduszy

Inwestycyjnych Spolka Akcyjna – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Legg Mason Funding Ltd. – Director; Royce & Associates, LLC – Director; Gray Seifert & Company, LLC – Director; LM Asset Services, LLC – Director; The Baltimore Company – Officer-President; BMML, Inc. – Officer- President; Gray Seifert & Company, LLC – Officer- President; Legg Mason & Co., LLC –Officer- President; Legg Mason Charitable Foundation, Inc. – Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc. – Officer-President; Legg Mason Political Action Committee (“PAC”) – Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc. – Officer-President; Legg Mason Realty Group, Inc. – Officer-President; Legg Mason Realty Partners, Inc. – Officer-President; Legg Mason Tower, Inc. – Officer-President; LM BAM, Inc. – Officer-President; LM Capital Support V, LLC – Officer-President

Jeffrey A. Nattans	Director	ClearBridge, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

Subadviser— QS Investors LLC (“QS”)

QS was formed in 1999 under the laws of the State of Delaware as a limited liability company. QS became a wholly-owned subsidiary of Legg Mason in 2014. QS is an investment adviser registered with the SEC under the Advisers Act.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of QS, reference is made to the current Form ADV of QS filed under the Advisers Act, incorporated herein by reference and the file number of which is as follows:

QS Investors, LLC

File No. 801-70974

CRD No. 152688

Subadviser—RARE Infrastructure (North America) Pty Ltd. (“RARE”)

RARE is an investment adviser registered with the SEC under the Advisers Act. The following table notes the directors, officers, or partners of RARE, together with information as to any other substantial business activities engaged in by such directors, officers or partners of RARE.

Name	Position at RARE	Other Positions Held
Nicholas James Langley	Director	None

Richard Peter Elmslie	Director	None

Sally Louise Worrall	CCO	None

Annette Katherine Golden	Head of Legal	None

Ursula Schliessler	Director	None

John Duff Kenney	Director	None

Hong Heng Lennie Lim	Director	None

Julie Marie Schelfhaut	Head of Finance/CO SEC	None

Carl Nelson McGann	COO	None

Subadviser— Royce & Associates, LP (“Royce”)

Royce was formed under the laws of the State of Delaware as a limited partnership. Royce is an investment adviser registered with the SEC under the Advisers Act.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Royce, reference is made to the current Form ADV of Royce filed under the Advisers Act, incorporated herein by reference and the file number of which is as follows:

Royce & Associates, LP

File No. 801-8268

CRD No. 107689

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director	None

Bruce D. Alberts	Chief Financial Officer	None

Brett B. Canon	Director of Risk Management and Operations	None

James J. Flick	Director of Global Client Services and Marketing	None

Gavin L. James	Director of Portfolio Operations	None

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director

Jeffrey A. Nattans	Director	ClearBridge, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

F. Barry Bilson	Director	None

Daniel E. Giddings	Assistant Secretary	None

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”) is a distributor of funds that are series of the following registrants: Legg Mason ETF Investment Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Global Asset Management Variable Trust, Legg Mason Investment Trust, Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902-6732	Manager and Co-Managing Director	None

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr 100 First Stamford Pl. Stamford, CT 06902	AML Compliance Officer	None

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason ETF Investment Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2)	Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3)	ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(4)	QS Investors, LLC

880 Third Avenue

New York, New York 10022

(5)	RARE Infrastructure (North America) Pty Ltd.

Level 13, 35 Clarence Street

Sydney, NSW 2000

(6)	Royce & Associates, LP

745 Fifth Avenue

New York, New York 10151

(7)	c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

With respect to the Registrant’s Custodian:

(8)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(9)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Distributor:

(10)	Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 25th day of July, 2017.

LEGG MASON ETF INVESTMENT TRUST, on behalf of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on July 25, 2017.

Signature	Title

/s/ Jane Trust Jane Trust	President, Chief Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

Paul R. Ades* Paul R. Ades	Trustee

Andrew L. Breech* Andrew L. Breech	Trustee

Dwight B. Crane* Dwight B. Crane	Trustee

Althea L. Duersten* Althea L. Duersten	Trustee

Frank G. Hubbard* Frank G. Hubbard	Trustee

Howard J. Johnson* Howard J. Johnson	Trustee

Jerome H. Miller* Jerome H. Miller	Trustee

Ken Miller* Ken Miller	Trustee

John J. Murphy* John J. Murphy	Trustee

Thomas F. Schlafly* Thomas F. Schlafly	Trustee

*By:	/s/ Jane Trust
Jane Trust, as Agent